OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

February 6, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re:	Oppenheimer Multi-State Municipal Trust on behalf of its series;
Oppenheimer Rochester New Jersey Municipal Fund,
Oppenheimer Rochester Pennsylvania Municipal Fund and
Oppenheimer Rochester High Yield Fund
File Nos. 33-30198; 811-5867
Filing XBRL Data Related to Material Filed Under Rule 497

To the Securities and Exchange Commission:

An electronic (“EDGAR”) filing is transmitted herewith pursuant to rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), on behalf of Oppenheimer Rochester New Jersey Municipal Fund, Oppenheimer Rochester Pennsylvania Municipal Fund and Oppenheimer Rochester High Yield Municipal Fund (the “Registrant”). This filing contains interactive data related to certain updated risk/return summary information that was filed as a supplement to Registrant’s prospectus on January 30, 2017 (SEC Accession No. 0000728889-17-000168).

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards

Vice President & Senior Counsel

OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

212-323-0310

tedwards@ofiglobal.com

                Sincerely,

/s/Amy Shapiro
Amy Shapiro
Vice President & Assistant Counsel